DIGITAL ASSETS (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Contribution of digital assets			$ 1,802
Ton [Member]
IfrsStatementLineItems [Line Items]
Digital asset value as of June 30
Digital asset purchases
Contribution of digital assets	1,382
Unrealized losses on digital assets recognized in Statement of Operations
Unrealized gains on digital assets recognized in Other comprehensive income	26
Digital assets sold
Digital asset value as of September 30	1,408		1,408
Bitcoin [Member]
IfrsStatementLineItems [Line Items]
Digital asset value as of June 30
Digital asset purchases
Contribution of digital assets	420
Unrealized losses on digital assets recognized in Statement of Operations	(10)
Unrealized gains on digital assets recognized in Other comprehensive income
Digital assets sold
Digital asset value as of September 30	410		410
Total [Member]
IfrsStatementLineItems [Line Items]
Digital asset value as of June 30
Digital asset purchases
Contribution of digital assets	1,802
Unrealized losses on digital assets recognized in Statement of Operations	(10)
Unrealized gains on digital assets recognized in Other comprehensive income	26
Digital assets sold
Digital asset value as of September 30	$ 1,818		$ 1,818